Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses	The table below presents a summary of the Group’s share-based compensation expenses:
	For the Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
General and administrative expenses	-	-	14,005,587	1,992,600

Schedule of Restricted Share Activities

The following table summarized the Company’s restricted share activities under the 2024 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	540,000	$3.69
Vested	(540,000)	$3.69
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-